Share Capital and Other Equity Instruments - Contributed Surplus (Share-Based Payments) - Additional Information (Details) $ / shares in Units, $ in Thousands											1 Months Ended	12 Months Ended
	Dec. 03, 2019 $ / shares shares	Sep. 03, 2019 $ / shares shares	Jun. 19, 2019 shares $ / shares	Jun. 04, 2019 shares $ / shares	May 30, 2019 CAD ($) shares	May 07, 2019 shares	Jan. 31, 2019 shares $ / shares	Jan. 24, 2019 shares $ / shares	Dec. 04, 2018 shares	Nov. 24, 2017 shares	Jun. 30, 2019 shares $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2018 CAD ($) shares $ / shares	Dec. 31, 2017 CAD ($) shares $ / shares	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Contractual life of outstanding share options												9 years 4 months 24 days
Number of stock options granted												2,218,810	10,837	3,720
Number of stock options expired												2,084	1,410	4
weighted average price of options, cancelled | $ / shares												$ 1,176.20	$ 408.43	$ 127.50
Number of stock options exercised													1,681	3,081
Proceeds from exercise of options | $													$ 635	$ 481
Transfer from contributed surplus to share capital | $													635	481
Share-based payment compensation expense | $												$ 22,030	$ 6,722	$ 8,662
Weighted Average Exercise Price, Granted | $ / shares												$ 33.13	$ 755.97	$ 1,993.06
Share-based payments expense (note 19b) | $												$ 21,609	$ 6,722	$ 8,662
Number of expired RSU														1,221
Performance based RSU percentage of target										100.00%
2017-2019
Disclosure Of Classes Of Share Capital [Line Items]
Performance based RSU						12,886
2018-2020
Disclosure Of Classes Of Share Capital [Line Items]
Performance based RSU						12,886
Stock Options
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares reserved for issue under options												3,749,714
Stock Options Issued Exercise Period												10 years
Date of grant of share-based payment arrangement												May 2017
Contractual life of outstanding share options												10 years	10 years		5 years
Stock options exercise period, description												The exercise price is based on the weighted average share price for the five business days prior to the grant.
Number of stock options granted								1,622					10,837
Exercise price of options granted | $ / shares								$ 300.00
Number of stock options vested			60,717
Vesting period	4 years	4 years	4 years										4 years	4 years
Number of stock options issued	100,000	71,250	251,714
Exercise price of options issued | $ / shares	$ 7.86	$ 11.99	$ 27.00
Weighted average grant date fair value of stock options issued | $ / shares												$ 12.74
Number of stock options expired											11,084
weighted average price of options, cancelled | $ / shares											$ 1,256.73
Number of stock options exercised												0	1,681	3,081
Proceeds from exercise of options | $													$ 635	$ 481
Transfer from contributed surplus to share capital | $													$ 438	$ 330
Weighted average share price | $ / shares													$ 1,044.16	$ 1,713.31
Share-based payment compensation expense | $												$ 12,212	$ 3,372	$ 3,436
Stock Options | Option 1
Disclosure Of Classes Of Share Capital [Line Items]
Contractual life of outstanding share options														5 years
Number of stock options granted														175
Stock Options | Option 2
Disclosure Of Classes Of Share Capital [Line Items]
Contractual life of outstanding share options														10 years
Number of stock options granted														3,545
Stock Options | key Management
Disclosure Of Classes Of Share Capital [Line Items]
Number of stock options granted				1,794,224
Exercise price of options granted | $ / shares				$ 36.00
Number of stock options vested				248,825
Vesting period				6 years
Stock Options | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of Common Shares Reserved for Issuance to Individual												5.00%
Share-based payment arrangement options vesting period												6 years
RSU
Disclosure Of Classes Of Share Capital [Line Items]
Vesting period							1 year
Number RSU granted							12,564		10,329	6,091		12,564	10,329	7,449
Weighted Average Exercise Price, Granted | $ / shares							$ 300.00
Number RSU vested					12,564					1,083		13,262	2,374
Number RSU released					8,396								232	3,191
Number RSU paid in cash					8,396							8,396
Reduction to contributed surplus | $					$ 421
Cancellation of units												4,493
Number of unvested RSU outstanding												4,303
RSU Vesting rate													33.30%
Number of expired RSU													1,578	3,157
Percentage of vesting rate										33.30%
Performance-based RSU
Disclosure Of Classes Of Share Capital [Line Items]
Time vesting units achievement range						100.00%							100.00%
Cancellation of units						4,305
Performance-based units									7,955
Performance based condition units										5,008
Performance-based RSU | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Outcome of Performance Conditions						150.00%
Percentage of performance based condition									150.00%
Performance-based RSU | Bottom of Range
Disclosure Of Classes Of Share Capital [Line Items]
Outcome of Performance Conditions						0.00%
Percentage of performance based condition									0.00%
Share-based payments
Disclosure Of Classes Of Share Capital [Line Items]
Share-based payments expense (note 19b) | $												$ 9,818	$ 3,350	$ 5,226